Details of Significant Accounts - Other payables, schedule of other payables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Details of Significant Accounts [Abstract]
Employee bonus	$ 6,013	$ 5,325
Promotional fees	2,205	1,759
Payroll	1,953	2,958
Professional service fees	931	756
Platform fees	737	951
Remuneration to directors	470	115
Post and telecommunications expenses	323	291
Sales VAT payables	209	157
Others	554	519
Other payables	$ 13,395	$ 12,831